Common shares, treasury shares and reserves (Tables)	12 Months Ended
Feb. 01, 2014
Share Repurchase Activity

Share repurchase activity is as follows:

		Fiscal 2014			Fiscal 2013			Fiscal 2012
	Amount authorized	Shares repurchased	Amount repurchased	Average repurchase price per share	Shares repurchased	Amount repurchased	Average repurchase price per share	Shares repurchased	Amount repurchased	Average repurchase price per share
	(in millions)		(in millions)			(in millions)			(in millions)
2013 Program(1)	$350.0	808,428	$54.6	$67.54	na	na	na	na	na	na
2011 Program(2)	350.0	749,245	50.1	66.92	6,425,296	$287.2	$44.70	256,241	$12.7	$49.57

Total		1,557,673	$104.7	$67.24	6,425,296	$287.2	$44.70	256,241	$12.7	$49.57

(1)	On June 14, 2013, the Board the repurchase of up to $350 million of Signet’s common shares (the “2013 Program”). The 2013 Program may be suspended or discontinued at any time without notice. The 2013 Program had $295.4 million remaining as of February 1, 2014.
(2)	In October 2011, the Board authorized the repurchase of up to $300 million of Signet’s common shares (the “2011 Program”), which authorization was subsequently increased to $350 million. The 2011 Program was completed as of May 4, 2013.
na	Not applicable.